Net Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 22	$ 121
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 22	94
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets		$ 27